Leases (Details) - Schedule of operating lease cost - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of operating lease cost [Abstract]
Fixed payments and variable payments that depend on an index or rate	$ 10,102	$ 8,564
Total operating lease cost	$ 10,102	$ 8,564